Deferred revenue (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 29, 2023	Sep. 26, 2023	Aug. 31, 2024	Mar. 06, 2024	Nov. 30, 2023	Jul. 11, 2023	Aug. 11, 2022
IfrsStatementLineItems [Line Items]
Deferred revenue description	the Company drew an additional $1.0 million from the second tranche of the Agreement in exchange for delivering 44.1 ounces of gold per month, commencing February 2024, for a total of 573.2 ounces of gold over 13 months.	the Company drew an additional $0.5 million from the second tranche of the Agreement in exchange for delivering 23.5 ounces of gold per month, commencing December 2023, for a total of 305.4 ounces of gold over 13 months.	the Company in two tranches. The Company drew down the first tranche of $2.5 million in exchange for delivering 434 ounces of gold per quarter, commencing February 2023, for a total of 1,735 ounces of gold over four quarters.
Deferred revenue undrawn		$ 500		$ 1,000	$ 2,500	$ 1,000
Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Prepaid gold dore							$ 5,000